Consolidated Statemenets of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES:
Revenues	$ 191,520	$ 187,557	$ 172,036
Commissions	(4,799)	(3,261)	(3,128)
Net revenues	186,721	184,296	168,908
EXPENSES:
Voyage expenses	(10,207)	(7,286)	(1,987)
Vessel operating expenses	(41,964)	(34,540)	(26,066)
Depreciation	(37,394)	(32,250)	(23,637)
General and administrative expenses
-Management fee to related party	(8,379)	(7,726)	(6,026)
-Public company expenses	(2,981)	(2,220)	(2,463)
Early redelivery income, net	7,050	11,677	207
Operating income	92,846	111,951	108,936
OTHER (EXPENSE)/INCOME:
Interest expense	(9,086)	(9,072)	(5,250)
Other finance costs	(1,032)	(1,268)	(1,055)
Interest income	1,008	1,122	1,046
(Loss)/gain on derivatives	813	(5,384)	(12,491)
Foreign currency loss	(40)	(3)	(799)
Amortization and write-off of deferred finance charges	(1,252)	(1,226)	(653)
Net income	83,257	96,120	89,734
Less Preferred dividend	1,787	0	0
Net income available to common shareholders	$ 81,470	$ 96,120	$ 89,734
Earnings per share in U.S.Dollars, basic and diluted	$ 1.05	$ 1.27	$ 1.29
Weighted average number of shares, basic and diluted	77,495,029	75,468,465	69,463,093